UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Patrick W. Galley

325 N. LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant’s telephone number, including area code:    312-832-1440

Date of fiscal year end:    09/30

Date of reporting period:    June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)
Shares/Description		Value
CLOSED-END FUNDS - 56.34%
1,410,887	Adams Express Co.	$14,884,858
1,100	ASA Gold and Precious Metals, Ltd.	24,519
681,996	BlackRock Credit Allocation Income Trust II, Inc.	7,399,657
964,545	BlackRock Credit Allocation Income Trust IV, Inc.	12,780,221
178,265	BlackRock Enhanced Equity Dividend Trust	1,290,639
653,052	Boulder Growth & Income Fund, Inc.	3,970,556
272,671	Boulder Total Return Fund, Inc.(a)	4,515,432
223,055	Calamos Convertible and High Income Fund	2,803,801
259,640	Calamos Strategic Total Return Fund	2,505,526
90,000	Central Europe and Russia Fund, Inc.	2,720,700
16,300	China Fund, Inc.	357,459
535,437	Clough Global Equity Fund	6,473,433
1,524,908	Clough Global Opportunities Fund	16,392,761
515,313	Eaton Vance Enhanced Equity Income Fund	5,462,318
606,233	Eaton Vance Risk-Managed Diversified Equity Income Fund	6,213,888
127,076	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	2,289,910
4,200	Eaton Vance Tax-Managed Buy-Write Income Fund	56,448
672,631	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	8,360,803
1,498,810	Eaton Vance Tax-Managed Diversified Equity Income Fund	13,594,207
1,794,249	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	18,803,730
3,420,353	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	28,388,930
506,715	Gabelli Dividend & Income Trust	7,859,150
408,250	General American Investors Co., Inc.	11,145,225
232,473	ING Prime Rate Trust	1,341,369
92,023	Invesco Van Kampen Dynamic Credit Opportunities Fund	1,079,430
106,711	Invesco Van Kampen Senior Income Trust	518,615
62,018	John Hancock Hedged Equity & Income Fund	973,683
4,575,581	Liberty All Star® Equity Fund	20,635,870
473,714	Macquarie Global Infrastructure Total Return Fund, Inc.	8,223,675
42,750	MLP & Strategic Equity Fund, Inc.	737,437
156,239	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,452,952
2,042,605	Nuveen Credit Strategies Income Fund	18,526,427
611,684	Nuveen Preferred Income Opportunities Fund	5,523,507
32,728	PIMCO Income Opportunity Fund	879,733
567,876	PIMCO Income Strategy Fund II	5,957,019
490,519	Royce Focus Trust, Inc.	3,080,459
1,717,633	Royce Value Trust, Inc.	21,401,707
880,415	TCW Strategic Income Fund, Inc.	4,578,158
9,900	Templeton Emerging Markets Fund	175,131
52,259	The Greater China Fund, Inc.	560,311
12,476	The Taiwan Fund, Inc.(a)	187,140
197,930	The Thai Fund, Inc.	3,174,797
1,022,496	Tri-Continental Corp.	15,818,013
933,098	Zweig Total Return Fund, Inc.	11,467,771

TOTAL CLOSED-END FUNDS
(Cost $275,114,828)		305,587,375

Shares/Description		Value
MUTUAL FUNDS - 3.91%
533,820	Calamos Convertible Fund - Class A	$9,149,682
1,111,161	Eaton Vance Floating-Rate Advantaged Fund	12,067,205

TOTAL MUTUAL FUNDS (Cost $15,439,882)		21,216,887

EXCHANGE-TRADED FUNDS - 14.74%
88,563	Guggenheim Russell Top 50 ETF	8,902,353
26,000	iShares® MSCI EAFE Index Fund	1,298,960
176,839	iShares® MSCI Emerging Markets Index Fund	6,920,594
456,080	iShares® S&P 100® Index Fund	28,491,318
327,568	Powershares FTSE RAFI US 1000 Portfolio	19,054,663
111,000	SPDR® Barclays Capital Convertible Securities ETF	4,169,160
6,500	SPDR® S&P® 500 ETF	884,682
100,000	Vanguard® MSCI EAFE ETF	3,157,000
153,000	Vanguard® MSCI Emerging Markets ETF	6,109,290
19,100	WisdomTree Emerging Markets Local Debt Fund	966,842

TOTAL EXCHANGE-TRADED FUNDS (Cost $71,671,325)		79,954,862

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.24%
12,100	Affiliated Managers Group, Inc.(a)	1,324,345

TOTAL HOLDING & INVESTMENT MANAGEMENT COMPANIES (Cost $634,253)		1,324,345

PREFERRED STOCKS - 0.74%
64,103	General American Investors Co., Inc., Series B, 5.950%	1,644,883
92,500	Kayne Anderson MLP Investment Co., Series D, 4.950%	2,346,725

TOTAL PREFERRED STOCKS (Cost $3,825,799)		3,991,608

REAL ESTATE INVESTMENT TRUSTS - 0.98%
166,553	Apollo Commercial Real Estate Finance, Inc.	2,676,507
151,950	Colony Financial, Inc.	2,628,735

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,213,752)		5,305,242

TOTAL INVESTMENTS - 76.95% (Cost $371,899,839)		417,380,319
CASH - 23.27%		126,198,230
OTHER ASSETS IN EXCESS OF LIABILITIES - (0.22)%		(1,204,578)

NET ASSETS - 100.00%		$542,373,971

(a) Non-income producing security.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

FTSE - Financial Times Stock Exchange.

ETF - Exchange Traded Fund.

MLP – Master Limited Partnership.

MSCI – Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

S&P® – Standard & Poor’s.

SPDR® – Standard & Poor’s Depository Receipts.

See Notes to Quarterly Schedules of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 17.85%
218,396	Advent Claymore Convertible Securities and Income Fund	$3,350,195
351,880	Advent Claymore Convertible Securities and Income Fund II	2,255,551
379,030	Advent Claymore Enhanced Growth & Income Fund	3,543,930
3,042,957	AllianceBernstein Income Fund, Inc.	25,317,402
40,841	Apollo Senior Floating Rate Fund, Inc.	736,772
268,351	BlackRock Credit Allocation Income Trust I, Inc.	2,731,813
487,295	BlackRock Credit Allocation Income Trust II, Inc.	5,287,151
544,912	BlackRock Credit Allocation Income Trust III, Inc.	6,211,997
572,279	BlackRock Credit Allocation Income Trust IV, Inc.	7,582,697
189,037	BlackRock Diversified Income Strategies Fund, Inc.	1,935,739
111,054	BlackRock Income Opportunity Trust, Inc.	1,211,599
249,988	BlackRock Income Trust, Inc.	1,869,910
94,925	Blackstone/GSO Long-Short Credit Income Fund	1,732,381
549,553	Calamos Convertible and High Income Fund	6,907,881
44,774	Calamos Convertible Opportunities and Income Fund	551,616
210,828	DWS Global High Income Fund, Inc.	1,739,310
118,257	Eaton Vance Senior Income Trust	830,164
204,346	Eaton Vance Short Duration Diversified Income Fund	3,408,491
80,272	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,407,971
281,765	Federated Enhanced Treasury Income Fund	4,068,687
0	First Trust Strategic High Income Fund II	7
33,816	Guggenheim Build America Bonds Managed Duration Trust	777,768
26,434	Helios Multi-Sector High Income Fund, Inc.	159,223
174,771	Helios Strategic Income Fund, Inc.	1,064,355
1,522,131	ING Prime Rate Trust	8,782,696
979,695	Invesco Van Kampen Dynamic Credit Opportunities Fund	11,491,822
2,013,088	Invesco Van Kampen Senior Income Trust	9,783,608
59,673	Legg Mason BW Global Income Opportunities Fund, Inc.	1,106,934
76,727	LMP Corporate Loan Fund, Inc.	926,095
14,900	MFS Multimarket Income Trust	105,790
289,235	Montgomery Street Income Securities, Inc.	4,632,388
268,643	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,973,878
597,100	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	9,374,470
978,173	NexPoint Credit Strategies Fund	6,142,926
156,894	Nuveen Build America Bond Opportunity Fund	3,385,772
25,000	Nuveen Build American Bond Term Fund	528,750
1,480,229	Nuveen Credit Strategies Income Fund	13,425,677
48,141	Nuveen Floating Rate Income Fund	557,954
252,781	Nuveen Multi-Currency Short-Term Government Income Fund	3,134,484
26,215	Nuveen Municipal Opportunity Fund, Inc.	392,176
533,436	Nuveen Preferred Income Opportunities Fund	4,816,927
200,000	Pimco Dynamic Income Fund(a)	5,162,000
213,841	PIMCO Income Strategy Fund	2,553,262
418,282	PIMCO Income Strategy Fund II	4,387,778
603,909	Putnam Master Intermediate Income Trust	3,092,014
659,251	Putnam Premier Income Trust	3,526,993
291,063	The GDL Fund	3,467,725
22,351	Virtus Global Multi-Sector Income Fund	402,810
767,029	Wells Fargo Advantage Multi-Sector Income Fund	11,697,192

Shares/Description		Value
47,822	Western Asset Global Corporate Defined Opportunity Fund, Inc.	$917,704
152,398	Western Asset Inflation Management Fund, Inc.	2,767,548
510,757	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,665,379
86,822	Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,128,686

TOTAL CLOSED-END FUNDS
(Cost $202,357,890)		212,014,048

PREFERRED STOCKS - 1.33%
3,909	General American Investors Co., Inc., Series B, 5.950%	100,305
383,067	Kayne Anderson MLP Investment Co., 4.250%	9,936,758
65,571	The GDL Fund, Series B, 7.000%(b)	3,290,353
240,000	Tortoise Energy Capital Corp., 3.950%	2,469,600

TOTAL PREFERRED STOCKS
(Cost $15,510,528)		15,797,016

REAL ESTATE INVESTMENT TRUSTS - 0.11%
37,747	Apollo Commercial Real Estate Finance, Inc.	606,594
36,656	Colony Financial, Inc.	634,149

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,027,271)		1,240,743

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 5.62%
Australia - 0.24%
$2,400,000	Australia & New Zealand Banking Group Ltd.(c)	4.88%	01/12/2021	2,637,290
200,000	PTTEP Australia International Finance Pty Ltd.(d)	4.15%	07/19/2015	205,607

				2,842,897

Bermuda - 0.05%
600,000	Inkia Energy Ltd.(d)	8.38%	04/04/2021	627,000

				627,000

Brazil - 0.49%
1,000,000	Banco Bradesco SA(c)	5.75%	03/01/2022	1,015,000
1,200,000	Banco do Brasil SA(b)(d)	8.50%	10/20/2099	1,390,500
400,000	Globo Comunicacao e Participacoes SA(c)(e)	5.31%	05/11/2022	428,000
1,400,000	Globo Comunicacao e Participacoes SA(d)(e)	6.25%	07/20/2049	1,508,220
1,100,000	Itau Unibanco Holding SA(d)	5.65%	03/19/2022	1,108,800
300,000	NET Servicos de Comunicacao SA	7.50%	01/27/2020	345,000

				5,795,520

British Virgin Islands - 0.31%
100,000	C10 Capital SPV Ltd.(b)(d)	6.72%	12/31/2049	63,500
500,000	CNOOC Finance 2011 Ltd.(d)	4.25%	01/26/2021	536,121
900,000	CNOOC Finance 2012 Ltd.(c)	3.88%	05/02/2022	933,513
600,000	Hongkong Electric Finance Ltd.	4.25%	12/14/2020	640,345

Principal Amount/Description		Rate	Maturity	Value
$1,400,000	Sinopec Group Overseas Development 2012 Ltd.(c)	3.90%	05/17/2022	$1,464,105

				3,637,584

Canada - 0.32%
840,000	Pacific Rubiales Energy Corp.(c)	7.25%	12/12/2021	915,600
600,000	Pacific Rubiales Energy Corp.(d)	7.25%	12/12/2021	654,000
2,225,000	Royal Bank of Canada	2.30%	07/20/2016	2,286,940

				3,856,540

Cayman Islands - 0.58%
200,000	AES Andres Dominicana Ltd.(d)	9.50%	11/12/2020	208,000
1,100,000	CCL Finance Ltd.(d)	9.50%	08/15/2014	1,235,080
900,000	EGE Haina Finance Co.(d)	9.50%	04/26/2017	933,750
100,000	Embraer Overseas Ltd.	6.38%	01/24/2017	111,200
500,000	Embraer Overseas Ltd.	6.38%	01/15/2020	561,250
200,000	Grupo Aval Ltd.(c)	5.25%	02/01/2017	210,500
800,000	Hutchison Whampoa International 11 Ltd.(c)	4.63%	01/13/2022	843,264
400,000	Hutchison Whampoa International 11 Ltd.(d)	4.63%	01/13/2022	421,309
410,087	IIRSA Norte Finance Ltd.(d)	8.75%	05/30/2024	494,155
250,000	Intercorp Retail Trust(c)	8.88%	11/14/2018	273,750
950,000	Transocean, Inc.	6.00%	03/15/2018	1,062,964
600,000	Virgolino de Oliveira Finance Ltd.(c)	11.75%	02/09/2022	537,000

				6,892,222

Chile - 0.39%
400,000	AES Gener SA	7.50%	03/25/2014	431,955
1,310,000	Celulosa Arauco y Constitucion SA(d)	4.75%	01/11/2022	1,346,760
200,000	Corp. Nacional del Cobre de Chile(d)	4.75%	10/15/2014	213,775
1,200,000	Corp. Nacional del Cobre de Chile(d)	3.88%	11/03/2021	1,268,262
200,000	Inversiones CMPC SA(c)	4.75%	01/19/2018	209,190
500,000	Inversiones CMPC SA(c)	4.50%	04/25/2022	497,781
100,000	Inversiones CMPC SA(d)	4.75%	01/19/2018	104,549
500,000	Inversiones CMPC SA(d)	6.13%	11/05/2019	555,696

				4,627,968

China - 0.10%
1,200,000	CNPC General Capital Ltd.(c)	3.95%	04/19/2022	1,241,862

				1,241,862

Colombia - 0.02%
200,000	Banco de Bogota SA(c)	5.00%	01/15/2017	211,500

				211,500

Costa Rica - 0.12%
800,000	Instit Costa de Electric(c)	6.95%	11/10/2021	824,416
600,000	Instit Costa de Electric(d)	6.95%	11/10/2021	618,312

				1,442,728

France - 0.12%
1,450,000	France Telecom SA	2.75%	09/14/2016	1,479,636

				1,479,636

Great Britain - 0.42%
1,303,000	BP Capital Markets PLC	4.75%	03/10/2019	1,480,729
2,263,000	British Telecommunications PLC	5.95%	01/15/2018	2,655,305
850,000	Diageo Capital PLC	1.50%	05/11/2017	854,525

				4,990,559

Principal Amount/Description		Rate	Maturity	Value
India - 0.04%
$500,000	Reliance Holdings USA, Inc.(c)	5.40%	02/14/2022	$501,270

				501,270

Kazakhstan - 0.00%(f)
60,000	BTA Bank JSC(d)(e)(g)	10.75%	07/01/2018	12,300

				12,300

Luxembourg - 0.30%
100,000	Bank of Moscow OJSC Via Kuznetski Capital(b)	5.97%	11/25/2015	100,000
960,000	Covidien International Finance SA	2.80%	06/15/2015	999,933
700,000	Covidien International Finance SA	6.00%	10/15/2017	847,920
700,000	Gazprom OAO Via Gaz Capital SA(d)	5.09%	11/29/2015	740,250
500,000	Minerva Luxembourg SA(c)	12.25%	02/10/2022	522,500
286,182	Tengizchevroil Finance Co. SARL(d)	6.12%	11/15/2014	299,232

				3,509,835

Marshall Islands - 0.05%
485,119	Nakilat, Inc.(d)	6.27%	12/31/2033	543,605

				543,605

Mexico - 0.50%
900,000	Banco Mercantil del Norte SA(d)	4.38%	07/19/2015	936,000
700,000	Banco Mercantil del Norte SA(b)(d)	6.86%	10/13/2021	731,500
1,100,000	Coca-Cola Femsa SAB de CV	4.63%	02/15/2020	1,226,500
900,000	Controladora Comercial Mexicana SAB de CV(d)	7.00%	06/30/2018	904,500
300,000	Empresas ICA SAB de CV(d)	8.90%	02/04/2021	288,750
500,000	Gruma SAB de CV(d)	7.75%	03/03/2099	508,750
640,000	Grupo KUO SAB De CV(d)	9.75%	10/17/2017	680,000
100,000	Ixe Banco SA(d)	9.25%	10/14/2020	114,000
500,000	Telefonos de Mexico SAB de CV	5.50%	01/27/2015	552,427

				5,942,427

Myanmar - 0.12%
650,000	Axiata SPV1 Labuan Ltd.	5.38%	04/28/2020	709,251
200,000	IOI Ventures L Bhd	5.25%	03/16/2015	212,012
500,000	Penerbangan Malaysia Bhd(d)	5.63%	03/15/2016	559,247

				1,480,510

Netherlands - 0.15%
266,000	Deutsche Telekom International Finance BV	8.75%	06/15/2030	370,522
647,000	Koninklijke KPN NV	8.38%	10/01/2030	830,922
700,000	WPE International Cooperatief UA(d)	10.38%	09/30/2020	560,000

				1,761,444

Norway - 0.05%
500,000	Corp. Pesquera Inca SAC(d)	9.00%	02/10/2017	537,500

				537,500

Panama - 0.07%
800,000	Banco Latinoamericano de Comercio Exterior SA(c)	3.75%	04/04/2017	798,000

				798,000

Peru - 0.05%
130,000	Banco de Credito del Peru(d)	4.75%	03/16/2016	134,959
100,000	Banco de Credito del Peru(b)(d)	9.75%	11/06/2069	118,000
100,000	Banco Internacional del Peru SAA(b)(d)	8.50%	04/23/2070	106,625
200,000	Corp. Lindley SA(c)	6.75%	11/23/2021	217,000

				576,584

Principal Amount/Description		Rate	Maturity	Value
Qatar - 0.12%
$839,800	Ras Laffan Liquefied Natural Gas Co. Ltd. II(d)	5.30%	09/30/2020	$923,780
500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III(d)	5.84%	09/30/2027	555,000

				1,478,780

Russia - 0.16%
450,000	Gazprombank OJSC Via GPB Eurobond Finance PLC	7.93%	06/28/2013	471,825
400,000	Industry & Construction Bank St Petersburg OJSC Via Or-ICB for Industry(b)	5.01%	09/29/2015	388,500
1,000,000	VTB Bank OJSC Via VTB Capital SA(d)	6.88%	05/29/2018	1,051,250

				1,911,575

Singapore - 0.33%
1,400,000	DBS Bank Ltd.(b)(d)	5.00%	11/15/2019	1,473,579
1,000,000	Oversea-Chinese Banking Corp. Ltd.(b)	4.25%	11/18/2019	1,035,174
1,250,000	Temasek Financial I Ltd.(d)	4.30%	10/25/2019	1,404,036

				3,912,789

South Korea - 0.29%
800,000	POSCO(c)	4.25%	10/28/2020	821,499
200,000	POSCO(c)	5.25%	04/14/2021	219,607
2,275,000	The Korea Development Bank	4.38%	08/10/2015	2,430,899

				3,472,005

United Arab Emirates - 0.23%
200,000	Abu Dhabi National Energy Co.(c)	5.88%	12/13/2021	222,250
200,000	Abu Dhabi National Energy Co.(d)	4.75%	09/15/2014	211,050
1,000,000	Abu Dhabi National Energy Co.(d)	5.88%	12/13/2021	1,111,250
400,000	Dolphin Energy Ltd.(c)	5.50%	12/15/2021	447,520
640,320	Dolphin Energy Ltd.(d)	5.89%	06/15/2019	703,552

				2,695,622

TOTAL FOREIGN CORPORATE BONDS (Cost $65,722,482)				66,780,262

U.S. CORPORATE BONDS - 8.36%
850,000	3M Co.	5.70%	03/15/2037	1,162,101
1,325,000	Alcoa, Inc.	6.15%	08/15/2020	1,397,936
1,569,000	Altria Group, Inc.	9.25%	08/06/2019	2,184,039
2,400,000	American Express Credit Corp.	2.75%	09/15/2015	2,506,675
1,400,000	Amgen, Inc.	3.88%	11/15/2021	1,482,277
1,450,000	Arrow Electronics, Inc.	3.38%	11/01/2015	1,498,421
1,050,000	AT&T, Inc.	5.35%	09/01/2040	1,211,378
1,645,000	Becton Dickinson and Co.	3.13%	11/08/2021	1,716,878
75,000	Berkshire Hathaway Finance Corp.	3.00%	05/15/2022	76,121
1,667,000	Biogen Idec, Inc.	6.88%	03/01/2018	2,037,914
300,000	Boston Properties LP	5.63%	11/15/2020	345,734
875,000	Boston Properties LP	4.13%	05/15/2021	923,155
1,150,000	Citigroup, Inc.	6.00%	12/13/2013	1,209,096
50,000	Comcast Corp.	5.85%	11/15/2015	57,415
475,000	Comcast Corp.	5.90%	03/15/2016	547,680
950,000	ConocoPhillips	6.50%	02/01/2039	1,322,146
100,000	Daimler Finance North America LLC	6.50%	11/15/2013	107,237
1,800,000	Daimler Finance North America LLC(c)	1.88%	09/15/2014	1,810,771

Principal Amount/Description		Rate	Maturity	Value
$965,000	Devon Energy Corp.	6.30%	01/15/2019	$1,186,223
1,153,000	Devon Energy Corp.	4.00%	07/15/2021	1,253,021
1,350,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.00%	03/01/2021	1,486,787
1,250,000	Duke Energy Corp.	3.55%	09/15/2021	1,328,105
1,400,000	Eastman Chemical Co.	2.40%	06/01/2017	1,417,116
1,305,000	Ecolab, Inc.	2.38%	12/08/2014	1,348,962
1,250,000	Express Scripts Holding Co.(c)	2.10%	02/12/2015	1,263,179
925,000	Ford Motor Co.	7.45%	07/16/2031	1,163,188
2,250,000	General Electric Capital Corp.	2.90%	01/09/2017	2,327,477
1,436,000	General Mills, Inc.	3.15%	12/15/2021	1,473,573
675,000	Halliburton Co.	6.15%	09/15/2019	836,027
900,000	Illinois Tool Works, Inc.	3.38%	09/15/2021	951,027
1,250,000	Intel Corp.	3.30%	10/01/2021	1,340,014
1,400,000	International Business Machines Corp.	1.95%	07/22/2016	1,442,141
1,850,000	JP Morgan Chase & Co.	4.95%	03/25/2020	2,043,884
225,000	JP Morgan Chase & Co.	4.50%	01/24/2022	243,037
900,000	Kellogg Co.	7.45%	04/01/2031	1,237,437
1,600,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	1,900,579
889,000	Kraft Foods, Inc.	5.38%	02/10/2020	1,054,351
1,000,000	Liberty Mutual Group, Inc.(c)	6.50%	05/01/2042	1,016,754
1,243,000	Marathon Petroleum Corp.	5.13%	03/01/2021	1,395,122
1,250,000	Mattel, Inc.	2.50%	11/01/2016	1,285,898
825,000	MetLife, Inc.	6.38%	06/15/2034	1,042,893
250,000	MetLife, Inc.	5.70%	06/15/2035	297,739
350,000	MidAmerican Energy Holdings Co.	5.95%	05/15/2037	436,216
1,199,000	MidAmerican Energy Holdings Co.	6.50%	09/15/2037	1,585,986
1,615,000	Motorola Solutions, Inc.	6.00%	11/15/2017	1,837,272
2,514,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	3,649,151
1,325,000	News America, Inc.	6.65%	11/15/2037	1,553,621
800,000	NII Capital Corp.	8.88%	12/15/2019	729,000
1,250,000	Novartis Capital Corp.	4.40%	04/24/2020	1,450,520
1,275,000	Omnicom Group, Inc.	4.45%	08/15/2020	1,378,088
1,075,000	ONEOK Partners LP	6.13%	02/01/2041	1,218,047
1,475,000	Phillips 66(c)	5.88%	05/01/2042	1,595,702
150,000	Plains All American Pipeline LP	5.15%	06/01/2042	159,346
625,000	PNC Funding Corp.	6.70%	06/10/2019	778,684
1,300,000	PNC Funding Corp.	4.38%	08/11/2020	1,439,982
645,000	Simon Property Group LP	5.65%	02/01/2020	754,047
400,000	Simon Property Group LP	4.38%	03/01/2021	436,697
1,625,000	Southern Power Co.	4.88%	07/15/2015	1,780,462
200,000	Southwest Airlines Co.	5.25%	10/01/2014	216,604
300,000	Southwest Airlines Co.	5.75%	12/15/2016	347,113
992,000	Southwest Airlines Co.	5.13%	03/01/2017	1,090,342
900,000	Target Corp.	3.88%	07/15/2020	993,980
500,000	Target Corp.	2.90%	01/15/2022	512,372
1,295,000	The ADT Corp.(c)	3.50%	07/15/2022	1,303,173
721,000	The Boeing Co.	6.88%	03/15/2039	1,060,210
100,000	The Boeing Co.	5.88%	02/15/2040	132,732
1,550,000	The Coca-Cola Co.	1.80%	09/01/2016	1,594,201
925,000	The Kroger Co.	3.40%	04/15/2022	926,881
2,000,000	Time Warner Cable, Inc.	5.00%	02/01/2020	2,251,080
1,200,000	Tyson Foods, Inc.	4.50%	06/15/2022	1,242,000
950,000	United Parcel Service, Inc.	3.13%	01/15/2021	1,019,898
350,000	United Technologies Corp.	3.10%	06/01/2022	367,849

Principal Amount/Description		Rate	Maturity	Value
$1,250,000	Valero Energy Corp.	6.13%	02/01/2020	$1,446,319
2,400,000	Wal-Mart Stores, Inc.	3.25%	10/25/2020	2,581,783
1,565,000	Waste Management, Inc.	6.13%	11/30/2039	1,945,045
1,405,000	WellPoint, Inc.	5.25%	01/15/2016	1,570,673
925,000	WellPoint, Inc.	5.88%	06/15/2017	1,092,649
2,100,000	Wells Fargo & Co.	4.60%	04/01/2021	2,348,814
725,000	Wynn Las Vegas LLC	7.75%	08/15/2020	806,563
1,675,000	Xerox Corp.	4.25%	02/15/2015	1,777,249

TOTAL U.S. CORPORATE BONDS (Cost $96,610,134)				99,341,859

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 1.53%
133,333	Brazilian Government International Bond	8.00%	01/15/2018	155,667
2,450,000	Corp. Andina de Fomento	3.75%	01/15/2016	2,559,142
500,000	Costa Rica Government International Bond(d)	6.55%	03/20/2014	526,250
250,000	Hydro Quebec	2.00%	06/30/2016	259,119
100,000	Hydro Quebec	7.50%	04/01/2016	122,076
2,250,000	Mexico Government International Bond	5.63%	01/15/2017	2,629,687
1,900,000	Pemex Project Funding Master Trust	6.63%	06/15/2035	2,270,500
700,000	Province of Ontario Canada	2.30%	05/10/2016	731,220
500,000	Qatar Government International Bond(c)	4.50%	01/20/2022	554,250
100,000	Qatar Government International Bond(d)	6.40%	01/20/2040	127,750
600,000	Qatar Government International Bond(d)	4.00%	01/20/2015	633,600
1,500,000	Qatar Government International Bond(d)	4.50%	01/20/2022	1,662,750
200,000	Republic of Korea	5.75%	04/16/2014	215,643
1,600,000	Russian Foreign Bond - Eurobond(c)	4.50%	04/04/2022	1,680,176
1,400,000	South Africa Government International Bond	4.67%	01/17/2024	1,522,500
2,250,000	Wakala Global Sukuk Bhd(d)	4.65%	07/06/2021	2,478,337

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES (Cost $17,468,571)				18,128,667

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 24.47%
	Adjustable Rate Mortgage Trust
4,000,000	Series 2005-1(b)	2.89%	05/25/2035	3,453,304
2,737,805	Series 2005-7(b)	4.38%	10/25/2035	2,064,067
	American Home Mortgage Investment Trust
296,764	Series 2007-A(c)(e)	6.10%	01/25/2037	180,320
	Banc of America Alternative Loan Trust
180,351	Series 2005-6	6.00%	07/25/2035	156,615
754,204	Series 2005-6	5.50%	07/25/2035	699,582

Principal Amount/Description		Rate	Maturity	Value
	Banc of America Funding Corp.
$1,308,568	Series 2006-2	5.50%	03/25/2036	$1,278,075
3,580,513	Series 2006-A(b)	5.38%	02/20/2036	2,546,489
2,393,257	Series 2008-R2(c)	6.00%	09/25/2037	2,414,437
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
43,040,085	Series 2005-5(b)	0.18%	10/10/2045	14,375
100,000	Series 2007-1	5.45%	01/15/2017	113,792
305,000	Series 2007-4(b)	5.73%	02/10/2051	353,107
	Banc of America Mortgage Securities, Inc.
466,290	Series 2004-8	5.50%	09/25/2024	477,229
4,232,474	Series 2005-E(b)	5.38%	06/25/2035	3,945,521
	Bank of America-First Union NB Commercial Mortgage
45,000	Series 2001-3(c)	6.56%	04/11/2037	44,981
	BCAP LLC Trust
405,464	Series 2007-AA2(b)	7.50%	04/25/2037	330,052
263,073	Series 2007-AA2	6.00%	04/25/2037	198,618
500,000	Series 2010-RR6(b)(c)	8.59%	08/26/2022	481,056
	Bear Stearns Alt-A Trust
3,301,848	Series 2004-11(b)	3.06%	11/25/2034	2,376,324
2,958,301	Series 2005-3(b)	2.71%	04/25/2035	1,781,681
3,376,628	Series 2006-6(b)	4.98%	11/25/2036	1,978,873
	Bear Stearns Asset Backed Securities Trust
1,236,720	Series 2005-HE3(b)	0.93%	03/25/2035	987,809
4,440,170	Series 2006-AC1(e)	5.75%	02/25/2036	3,323,583
	Bear Stearns Commercial Mortgage Securities
264,553	Series 2001-TOP2(b)	6.83%	02/15/2035	266,603
100,000	Series 2006-PW13(b)	5.58%	08/11/2016	107,412
	Chase Mortgage Finance Corp.
1,411,944	Series 2007-S3	5.50%	05/25/2037	1,388,912
	Citicorp Mortgage Securities, Inc.
2,051,495	Series 2007-1	6.00%	01/25/2037	1,995,735
2,031,235	Series 2007-2	5.50%	02/25/2037	1,807,878
	Citigroup Commercial Mortgage Trust
63,000	Series 2004-C1(b)	5.36%	04/15/2040	64,820
250,000	Series 2005-C3(b)	4.83%	05/15/2043	264,773
265,000	Series 2006-C4(b)	5.92%	03/15/2049	287,591
500,000	Series 2006-C5	5.43%	10/15/2049	572,275
	Citigroup Mortgage Loan Trust, Inc.
5,201,004	Series 2004-HYB1(b)	2.87%	02/25/2034	4,761,384
1,761,563	Series 2006-WF1(e)	6.08%	03/25/2036	1,152,145
2,418,201	Series 2007-OPX1(e)	6.33%	01/25/2037	1,566,339
2,000,000	Series 2008-AR4(b)(c)	3.03%	11/25/2038	1,110,002
1,400,000	Series 2008-AR4(b)(c)	2.90%	11/25/2038	740,079
1,485,358	Series 2010-8(b)(c)	11.00%	11/25/2036	1,054,604
4,604,681	Series 2010-8(b)(c)	9.42%	12/25/2036	3,073,625
	Citigroup/Deutsche Bank Commercial Mortgage Trust
85,593	Series 2005-CD1(b)	0.36%	07/15/2044	85,551
35,000	Series 2006-CD3	5.65%	10/15/2048	36,354
250,000	Series 2007-CD4	5.32%	03/11/2012	278,915
143,222	Series 2007-CD4	5.28%	12/11/2049	150,408
28,961,502	Series 2007-CD5(b)(c)	0.32%	11/15/2044	137,451

Principal Amount/Description		Rate	Maturity	Value
	Citimortgage Alternative Loan Trust
$1,958,983	Series 2007-A1	6.00%	01/25/2037	$1,417,419
385,868	Series 2007-A1(b)	5.15%	01/25/2037	64,941
690,282	Series 2007-A3(b)	5.15%	03/25/2037	117,117
299,951	Series 2007-A3(b)	6.00%	03/25/2037	204,811
10,545,559	Series 2007-A4	5.75%	04/25/2037	7,512,983
2,357,233	Series 2007-A4	5.75%	04/25/2037	1,699,895
2,095,419	Series 2007-A6	5.50%	06/25/2037	1,464,962
	Commercial Mortgage Acceptance Corp.
172,411	Series 1998-C2(c)	5.44%	09/15/2030	177,409
	Commercial Mortgage Asset Trust
250,000	Series 1999-C1(b)	7.23%	01/17/2032	263,530
	Commercial Mortgage Pass Through Certificates
175,000	Series 2006-C7(b)	5.77%	06/10/2046	182,392
1,132,602	Series 2010-C1(b)(c)	2.43%	07/10/2046	76,938
100,000	Series 2011-THL(c)	5.95%	08/09/2016	101,579
996,853	Series 2012-LC4(b)(c)	2.54%	12/10/2044	157,780
	Countrywide Alternative Loan Trust
1,045,527	Series 2005-20CB	5.50%	07/25/2035	866,604
417,417	Series 2005-54CB	5.50%	11/25/2035	334,802
1,000,000	Series 2005-6CB	5.50%	04/25/2035	857,140
870,105	Series 2005-85CB(b)	20.73%	02/25/2036	1,099,695
4,120,123	Series 2005-85CB(b)	1.35%	02/25/2036	2,334,754
1,056,165	Series 2005-86CB	5.50%	02/25/2036	733,849
2,157,793	Series 2005-9CB(b)	4.80%	05/25/2035	329,081
1,214,974	Series 2005-9CB(b)	0.75%	05/25/2035	864,462
802,551	Series 2006-12CB(b)	5.75%	05/25/2036	497,048
3,621,105	Series 2006-15CB	6.50%	06/25/2036	2,048,249
543,616	Series 2006-30T1	6.25%	11/25/2036	424,212
397,712	Series 2006-32CB	5.50%	11/25/2036	272,168
773,816	Series 2006-36T2(b)	26.93%	12/25/2036	986,925
3,205,802	Series 2007-19	6.00%	08/25/2037	2,261,809
3,287,031	Series 2007-23CB(b)	6.25%	09/25/2037	769,596
3,442,518	Series 2007-23CB(b)	0.75%	09/25/2037	1,689,161
	Countrywide Asset-Backed Certificates
2,500,000	Series 2005-12(e)	5.56%	02/25/2036	2,404,350
	Countrywide Home Loan Mortgage Pass Through Trust
300,000	Series 2005-J4	5.50%	11/25/2035	272,130
1,398,483	Series 2007-17	6.00%	10/25/2037	1,306,620
1,429,846	Series 2007-3	6.00%	04/25/2037	1,191,355
1,969,322	Series 2007-7	5.75%	06/25/2037	1,731,438
	Credit Suisse First Boston Mortgage Securities Corp.
250,000	Series 1998-C2(b)(c)	6.75%	11/15/2030	270,272
209,211	Series 2005-10	5.50%	11/25/2035	160,807
207,095	Series 2005-8	5.50%	08/25/2025	184,126
	Credit Suisse Mortgage Capital Certificates
478,681	Series 2006-1	6.00%	02/25/2036	329,833
455,427	Series 2006-4	5.50%	05/25/2021	449,015
1,786,315	Series 2006-5	6.25%	06/25/2036	878,079
2,625,163	Series 2006-7	5.00%	08/25/2036	2,029,083
199,611	Series 2006-9	6.00%	11/25/2036	186,059

Principal Amount/Description		Rate	Maturity	Value
$80,000	Series 2006-C3(b)	5.81%	06/15/2038	$84,691
119,342,586	Series 2006-C4(b)(c)	0.56%	09/15/2039	842,201
504,325	Series 2007-2	5.00%	03/25/2037	497,504
821,611	Series 2007-3(b)	5.84%	04/25/2037	471,544
180,256	Series 2007-4	6.00%	06/25/2037	145,652
2,926,369	Series 2010-7R(b)(c)	8.05%	04/26/2037	1,896,866
	Crest Dartmouth Street
1,000,000	Series 2003-1A(b)(c)	1.96%	06/28/2038	921,250
	CSAB Mortgage Backed Trust
8,781,274	Series 2006-2(e)	5.70%	09/25/2036	2,417,546
242,865	Series 2007-1(b)	5.90%	05/25/2037	145,750
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust
889,756	Series 2005-6(b)	4.83%	12/25/2035	116,055
440,756	Series 2005-6(b)	1.65%	12/25/2035	232,995
	Deutsche Mortgage Securities, Inc.
308,918	Series 2006-PR1(b)(c)	11.79%	04/15/2036	332,863
	First Horizon Alternative Mortgage Securities
245,844	Series 2005-FA6	5.50%	09/25/2035	199,697
265,344	Series 2006-FA7	6.25%	12/25/2036	194,236
449,107	Series 2007-FA2	6.00%	04/25/2037	292,380
	Fontainebleau Miami Beach Trust
250,000	Series 2012-FBLU(c)	4.27%	05/05/2017	255,101
	GE Capital Commercial Mortgage Corp.
1,065,000	Series 2002-2A(b)(c)	6.31%	08/11/2036	1,063,539
150,000	Series 2005-C4(b)	5.31%	11/10/2015	154,136
	GMAC Commercial Mortgage Securities, Inc.
200,000	Series 2006-C1(b)	5.29%	11/10/2045	204,050
	Greenwich Capital Commercial Funding Corp.
10,000	Series 2004-FL2A(b)(c)	0.64%	11/05/2019	9,422
250,000	Series 2007-GG9	5.44%	03/10/2039	278,415
	GS Mortgage Securities Corp. II
250,000	Series 2004-GG2(b)	5.40%	08/10/2038	268,163
250,000	Series 2006-GG6(b)	5.62%	04/10/2038	255,137
19,280,361	Series 2006-GG6(b)(c)	0.07%	04/10/2038	35,379
20,000	Series 2007-GG10(b)	5.79%	08/10/2045	22,284
591,654	Series 2011-GC3(b)(c)	1.15%	03/10/2044	31,706
3,965,364	Series 2011-GC5(b)(c)	1.77%	08/10/2044	357,291
	GSAA Trust
796,781	Series 2005-7(b)	4.48%	05/25/2035	754,296
858,914	Series 2006-18(e)	5.68%	11/25/2036	436,186
289,664	Series 2006-6(b)	5.52%	03/25/2036	151,773
1,505,755	Series 2007-2(e)	6.10%	03/25/2037	866,627
5,633,004	Series 2007-8(b)	0.60%	08/25/2037	3,597,248
	GSR Mortgage Loan Trust
2,689,127	Series 2005-AR4(b)	5.25%	07/25/2035	2,636,068
4,342,573	Series 2007-AR2(b)	3.10%	05/25/2037	2,672,571
	HSBC Asset Loan Obligation
919,380	Series 2007-2	5.50%	09/25/2037	897,551
4,641,720	Series 2007-2	6.00%	09/25/2037	4,086,612
	Indymac IMJA Mortgage Loan Trust
5,448,037	Series 2007-A1	6.00%	08/25/2037	4,522,203

Principal Amount/Description		Rate	Maturity	Value
	Indymac IMSC Mortgage Loan Trust
$7,134,510	Series 2007-F2	6.50%	07/25/2037	$3,696,104
	Indymac Index Mortgage Loan Trust
3,645,519	Series 2005-AR35(b)	5.25%	02/25/2036	2,543,132
2,000,000	Series 2007-FLX1(b)	0.43%	02/25/2037	1,596,434
	Jefferies & Co.
3,493,580	Series 2010-R7(b)(c)	1.25%	09/26/2035	3,200,923
	JP Morgan Alternative Loan Trust
904,051	Series 2005-S1	6.00%	12/25/2035	690,827
299,941	Series 2006-S1	5.00%	02/25/2021	257,567
2,511,932	Series 2006-S3(e)	6.12%	08/25/2036	2,212,015
	JP Morgan Chase Commercial Mortgage Securities Corp.
315,000	Series 2006-CB16	5.55%	05/12/2045	357,236
250,000	Series 2006-CB17	5.43%	12/12/2043	281,115
9,094,603	Series 2006-LDP8(b)	0.73%	05/15/2045	165,449
200,000	Series 2007-C1	5.72%	11/15/2017	227,370
100,000	Series 2007-CB18(b)	5.47%	02/12/2017	103,812
200,000	Series 2007-CB19(b)	5.74%	05/12/2017	202,145
90,000	Series 2007-CB19(b)	5.74%	02/12/2049	102,463
200,000	Series 2007-CB20(b)	5.79%	08/12/2017	232,604
125,000	Series 2011-PLSD(c)	3.36%	11/13/2016	133,992
	JP Morgan Mortgage Acquisition Corp.
500,000	Series 2006-CH2(e)	5.46%	10/25/2036	274,692
4,000,000	Series 2007-CH1(e)	5.67%	05/25/2015	3,020,060
	JP Morgan Mortgage Trust
3,550,103	Series 2007-S3	6.00%	07/25/2037	3,022,036
644,323	Series 2007-S3	6.00%	08/25/2037	516,582
	JP Morgan Reremic
3,900,760	Series 2011-1(b)(c)	7.15%	06/26/2037	2,489,465
	LB-UBS Commercial Mortgage Trust
650,000	Series 2001-C2	7.29%	09/15/2034	652,114
250,000	Series 2004-C2	4.37%	03/15/2036	261,703
3,855,795	Series 2006-C7(b)(c)	0.84%	11/15/2038	90,229
5,141,060	Series 2006-C7(b)(c)	0.33%	11/15/2038	72,340
	Lehman Mortgage Trust
1,808,180	Series 2006-6	5.50%	10/25/2036	1,165,723
5,292,337	Series 2006-7(b)	0.50%	11/25/2036	666,829
5,166,408	Series 2006-7(b)	7.50%	11/25/2036	1,457,155
3,080,659	Series 2006-8(b)	0.67%	12/25/2036	1,136,396
3,080,659	Series 2006-8(b)	6.33%	12/25/2036	724,626
4,471,285	Series 2007-10	6.00%	01/25/2038	4,063,280
979,907	Series 2007-10	6.50%	01/25/2038	873,648
	Lehman XS Trust
1,624,891	Series 2006-5(e)	5.89%	04/25/2036	1,391,397
	MASTR Asset Securitization Trust
340,470	Series 2003-1	5.75%	02/25/2033	340,024
373,601	Series 2003-2	5.75%	04/25/2033	373,635
292,008	Series 2005-1	5.00%	05/25/2035	293,456
	Merrill Lynch Mortgage Trust
250,000	Series 2005-CIP1(b)	5.11%	07/12/2015	270,069
200,000	Series 2005-CKI1(b)	5.22%	11/12/2037	212,430
245,000	Series 2006-C1(b)	5.85%	05/12/2039	265,534
	Merrill Lynch/Countrywide Commercial Mortgage Trust
90,000	Series 2006-3(b)	5.46%	09/12/2016	91,466

Principal Amount/Description		Rate	Maturity	Value
$55,000	Series 2007-8(b)	5.90%	08/12/2049	$58,240
	Morgan Stanley Capital I, Inc.
95,000	Series 2005-HQ7(b)	5.37%	11/14/2042	102,389
93,727	Series 2006-HQ9	5.69%	07/12/2044	96,597
150,000	Series 2006-HQ9(b)	5.77%	07/12/2044	166,405
45,000	Series 2007-HQ11(b)	5.45%	02/12/2044	51,167
44,023	Series 2007-HQ12(b)	0.49%	04/12/2049	42,273
88,047	Series 2007-HQ12(b)	5.60%	04/12/2049	90,526
9,829,157	Series 2011-C1(b)(c)	0.98%	09/15/2047	364,553
	Morgan Stanley Mortgage Loan Trust
7,346,655	Series 2005-3AR(b)	2.84%	07/25/2035	4,840,572
462,523	Series 2006-11	6.00%	08/25/2036	308,752
3,051,213	Series 2006-7(b)	5.67%	06/25/2036	2,083,896
2,592,274	Series 2006-7	6.00%	06/25/2036	1,770,933
774,869	Series 2007-3XS(e)	5.70%	01/25/2047	455,369
	Morgan Stanley Reremic Trust
954,082	Series 2011-R1(b)(c)	5.94%	02/26/2037	889,681
	Nomura Asset Acceptance Corp.
2,000,000	Series 2005-AP3(b)	5.32%	08/25/2035	1,271,574
	N-Star Real Estate CDO Ltd.
193,197	Series 2004-2A(b)(c)	0.60%	06/28/2039	190,299
	PHH Alternative Mortgage Trust
4,426,383	Series 2007-2	6.00%	05/25/2037	3,414,507
	Prime Mortgage Trust
451,703	Series 2006-1	5.50%	06/25/2036	393,460
178,142	Series 2006-DR1(c)	5.50%	05/25/2035	156,761
	RALI Trust
830,030	Series 2004-QS15	5.25%	11/25/2034	782,542
9,016,800	Series 2006-QA5(b)	0.47%	07/25/2036	4,192,812
927,631	Series 2006-QS4	6.00%	04/25/2036	605,678
2,074,163	Series 2006-QS6	6.00%	06/25/2036	1,314,440
2,911,069	Series 2006-QS6	6.00%	06/25/2036	1,844,806
853,339	Series 2006-QS7(b)	5.35%	06/25/2036	126,013
284,446	Series 2006-QS7(b)	0.65%	06/25/2036	136,687
5,410,615	Series 2006-QS7	6.00%	06/25/2036	3,572,158
1,105,001	Series 2006-QS8(b)	5.30%	08/25/2036	189,513
360,462	Series 2006-QS8(b)	0.70%	08/25/2036	178,302
6,792,757	Series 2007-QS3	6.50%	02/25/2037	4,456,585
225,628	Series 2007-QS6	6.25%	04/25/2037	144,182
31,790	Series 2007-QS6(b)	52.96%	04/25/2037	72,419
498,205	Series 2008-QR1	6.00%	08/25/2036	239,296
	RAMP Trust
178,648	Series 2004-RS4(b)	5.07%	04/25/2034	181,477
2,690,162	Series 2006-RS5(b)	0.42%	09/25/2036	2,042,457
	RASC Trust
2,500,000	Series 2004-KS6(b)	5.85%	07/25/2034	2,009,178
1,780,247	Series 2005-KS4(b)	0.66%	05/25/2035	1,700,786
8,417,506	Series 2006-EMX6(b)	0.40%	07/25/2036	5,548,340
5,500,000	Series 2007-KS4(b)	0.43%	05/25/2037	4,625,544
	RBSGC Mortgage Pass Through Certificates
623,530	Series 2008-B(c)	6.00%	06/25/2037	500,382
	Residential Asset Securitization Trust
1,080,062	Series 2006-A1	6.00%	04/25/2036	776,683
2,337,738	Series 2006-A2	6.00%	05/25/2036	1,667,268
1,530,500	Series 2006-A6	6.50%	07/25/2036	916,035

Principal Amount/Description		Rate	Maturity	Value
$248,298	Series 2006-A8	6.50%	08/25/2036	$132,592
1,148,877	Series 2006-A8	6.00%	08/25/2036	845,234
525,643	Series 2006-A8(b)	5.65%	08/25/2036	103,433
3,227,239	Series 2007-A1	6.00%	03/25/2037	2,079,204
6,690,131	Series 2007-A2	6.00%	04/25/2037	5,099,385
235,352	Series 2007-A6	6.00%	06/25/2037	167,060
	RFMSI Trust
3,924,584	Series 2006-S3	5.50%	03/25/2036	3,279,833
948,961	Series 2006-S6	6.00%	07/25/2036	811,025
1,573,500	Series 2007-S3	6.00%	03/25/2037	1,274,069
1,361,290	Series 2007-S6	6.00%	06/25/2037	1,108,466
	RREF 2012 LT1 LLC
192,066	Series 2012-LT1A(c)	4.75%	12/15/2013	192,548
	Structured Adjustable Rate Mortgage Loan Trust
2,434,782	Series 2005-15(b)	2.64%	07/25/2035	1,616,384
	Structured Asset Securities Corp.
2,305,488	Series 2003-35(b)	5.16%	12/25/2033	2,325,018
2,035,203	Series 2004-15	4.75%	09/25/2019	2,072,130
531,458	Series 2005-RF1(b)(c)	0.60%	03/25/2035	422,062
531,458	Series 2005-RF1(b)(c)	5.52%	03/25/2035	74,810
	TBW Mortgage Backed Pass Through Certificates
2,283,277	Series 2006-2	7.00%	07/25/2036	801,704
	TIAA Seasoned Commercial Mortgage Trust
250,000	Series 2007-C4(b)	5.62%	08/15/2039	262,623
	Wachovia Bank Commercial Mortgage Trust
125,000	Series 2005-C22(b)	5.32%	12/15/2044	133,211
250,000	Series 2006-C23(b)	5.47%	01/15/2016	270,776
220,000	Series 2006-C25(b)	5.73%	04/15/2016	252,573
19,285,519	Series 2006-C27(b)(c)	0.10%	07/15/2045	144,314
1,762,671	Series 2006-C29(b)	0.39%	11/15/2048	28,400
	Washington Mutual Alternative Mortgage Pass Through Certificates
5,424,439	Series 2005-1	6.00%	03/25/2035	5,021,858
198,311	Series 2005-9	5.50%	11/25/2035	148,285
1,393,397	Series 2006-5	6.00%	07/25/2036	784,527
	Wells Fargo Alternative Loan Trust
3,839,514	Series 2007-PA2	6.00%	06/25/2037	3,175,028
2,541,567	Series 2007-PA2(b)	0.67%	06/25/2037	1,366,296
2,541,738	Series 2007-PA2(b)	5.82%	06/25/2037	463,372
1,096,157	Series 2007-PA3	5.75%	07/25/2037	842,541
4,252,293	Series 2007-PA5	6.25%	11/25/2037	3,857,412
	Wells Fargo Mortgage Backed Securities Trust
7,175,271	Series 2005-12	5.50%	11/25/2035	6,923,362
3,000,000	Series 2006-11	6.00%	09/25/2036	2,663,808
656,794	Series 2006-2	5.50%	03/25/2036	582,876
383,606	Series 2006-2	5.75%	03/25/2036	370,493
1,178,353	Series 2007-10	6.00%	07/25/2037	1,070,335
3,237,184	Series 2007-13	6.00%	09/25/2037	3,072,945
3,715,465	Series 2007-14	6.00%	10/25/2037	3,555,135
3,122,619	Series 2007-2	6.00%	03/25/2037	2,887,311
1,940,439	Series 2007-5	5.50%	05/25/2037	1,912,497

Principal Amount/Description		Rate	Maturity	Value
$4,084,494	Series 2007-8	6.00%	07/25/2037	$3,715,954
2,346,987	Series 2007-8	6.00%	07/25/2037	2,300,205
	Wells Fargo Mortgage Loan Trust
4,511,587	Series 2012-RR1(b)(c)	2.85%	08/27/2037	4,536,988

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $286,646,175)				290,701,908

U.S. GOVERNMENT BONDS AND NOTES - 8.82%
3,820,000	U.S. Treasury Bonds	3.13%	05/15/2021	4,353,009
13,060,000	U.S. Treasury Bonds	2.00%	11/15/2021	13,552,819
9,770,000	U.S. Treasury Bonds	4.25%	11/15/2040	12,803,282
17,450,000	U.S. Treasury Bonds	3.75%	08/15/2041	21,081,781
11,750,000	U.S. Treasury Notes	2.75%	11/30/2016	12,824,020
23,610,000	U.S. Treasury Notes	1.88%	09/30/2017	24,921,465
12,680,000	U.S. Treasury Notes	2.38%	05/31/2018	13,748,886
1,390,408	United States Treasury Inflation Indexed Bonds	1.88%	07/15/2013	1,425,060

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $103,815,552)				104,710,322

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 19.96%
	Federal Home Loan Mortgage Corp. Pool
9,063,948	Series Pool #G06954	6.00%	05/01/2040	9,951,634
2,151,229	Series Pool #G01840	5.00%	07/01/2035	2,325,935
954,140	Series Pool #G04587	5.50%	08/01/2038	1,037,483
1,207,351	Series Pool #G04817	5.00%	09/01/2038	1,298,234
2,044,502	Series Pool #G06871	6.00%	01/01/2042	2,247,927
	Federal Home Loan Mortgage Corp. REMICS
5,438,548	Series 2003-2663	5.00%	08/15/2033	6,295,282
3,813,947	Series 2003-2722(b)	9.62%	12/15/2033	4,430,323
937,111	Series 2005-R003	5.50%	10/15/2035	1,083,677
406,225	Series 2007-3261(b)	6.19%	01/15/2037	68,451
5,093,969	Series 2007-3262(b)	6.16%	01/15/2037	877,023
7,545,195	Series 2007-3301(b)	5.86%	04/15/2037	996,411
5,227,542	Series 2007-3303(b)	5.86%	04/15/2037	657,923
9,857,650	Series 2007-3303(b)	5.84%	04/15/2037	1,239,866
7,543,146	Series 2007-3382(b)	5.76%	11/15/2037	759,406
6,122,201	Series 2007-3384(b)	6.07%	08/15/2036	752,376
4,756,336	Series 2007-3384(b)	6.15%	11/15/2037	658,077
4,589,021	Series 2008-3417(b)	5.94%	02/15/2038	565,175
136,615,354	Series 2008-3423(b)	0.35%	03/15/2038	1,196,614
6,406,362	Series 2008-3423(b)	5.41%	03/15/2038	597,131
3,489,589	Series 2009-3523(b)	5.76%	04/15/2039	469,447
596,933	Series 2009-3524	5.57%	06/15/2038	630,883
508,245	Series 2009-3549(b)	5.56%	07/15/2039	58,687
5,480,180	Series 2009-3560(b)	6.16%	11/15/2036	913,321
3,853,350	Series 2010-3630(b)	1.93%	03/15/2017	121,415
1,500,000	Series 2010-3641	4.50%	03/15/2040	1,623,285
1,064,597	Series 2010-3688	4.00%	07/15/2029	1,093,450
4,566,089	Series 2010-3726(b)	5.81%	09/15/2040	557,045
133,624	Series 2010-3738(b)	11.36%	10/15/2040	135,652

Principal Amount/Description		Rate	Maturity	Value
$122,084	Series 2010-3739(b)	9.52%	11/15/2039	$125,446
1,409,215	Series 2010-3745(b)	9.52%	10/15/2040	1,448,332
2,259	Series 2010-3745(b)	9.52%	10/15/2040	2,272
437,278	Series 2010-3747(b)	14.27%	10/15/2040	460,414
716,643	Series 2010-3758(b)	5.38%	05/15/2039	719,965
96,933	Series 2010-3764(b)	9.42%	11/15/2040	99,560
404,623	Series 2010-3766(b)	9.52%	11/15/2040	416,745
772,825	Series 2010-3768(b)	9.52%	12/15/2040	783,020
250,000	Series 2010-3779	4.00%	12/15/2030	275,780
750,000	Series 2010-3779	3.50%	12/15/2030	807,702
491,951	Series 2010-3779	4.50%	12/15/2040	517,054
132,351	Series 2010-3780(b)	9.42%	12/15/2040	133,792
225,023	Series 2011-3786(b)	9.02%	01/15/2041	232,750
1,640,754	Series 2011-3793(b)	9.32%	01/15/2041	1,683,990
1,058,203	Series 2011-3795	4.00%	01/15/2041	1,151,540
684,156	Series 2011-3796(b)	9.42%	01/15/2041	701,817
36,305	Series 2011-3796(b)	9.42%	01/15/2041	36,649
372,581	Series 2011-3798(b)	9.02%	11/15/2040	383,799
284,187	Series 2011-3805(b)	9.02%	02/15/2041	294,649
1,613,863	Series 2011-3806	5.50%	07/15/2034	1,931,062
600,000	Series 2011-3808	3.50%	02/15/2031	647,982
186,249	Series 2011-3809(b)	9.02%	02/15/2041	191,556
7,747,670	Series 2011-3815(b)	5.61%	02/15/2041	923,631
3,941,651	Series 2011-3818	4.50%	01/15/2040	4,152,285
500,000	Series 2011-3824	3.50%	03/15/2031	539,714
2,000,000	Series 2011-3824(b)	6.86%	08/15/2036	463,214
1,187,459	Series 2011-3838(b)	8.36%	04/15/2041	1,207,638
606,370	Series 2011-3857(b)	8.78%	05/15/2041	649,953
1,538,822	Series 2011-3863	5.50%	08/15/2034	1,825,576
1,848,061	Series 2011-3864(b)	8.72%	05/15/2041	1,886,682
1,056,408	Series 2011-3871	5.50%	06/15/2041	1,282,550
8,835,208	Series 2011-3872(b)	5.71%	06/15/2041	1,104,463
2,595,212	Series 2011-3877	4.50%	06/15/2041	2,883,672
1,867,111	Series 2011-3888	4.00%	07/15/2041	2,012,944
2,917,690	Series 2011-3894	4.50%	07/15/2041	3,052,429
458,118	Series 2011-3899(b)	12.77%	07/15/2041	465,048
2,084,913	Series 2011-3910	5.00%	08/15/2041	2,440,272
7,129,215	Series 2011-3924(b)	5.76%	09/15/2041	1,004,314
1,221,286	Series 2011-3924(b)	9.08%	09/15/2041	1,239,940
8,093,923	Series 2011-3925	3.00%	09/15/2021	578,780
3,783,354	Series 2012-4003(b)	6.50%	11/15/2041	3,826,843
	Federal National Mortgage Association Pool
5,461,162	Series Pool #AL1690	6.00%	05/01/2041	6,019,047
4,979,939	Series Pool #MA1050	4.50%	03/01/2042	5,259,309
3,786,036	Series Pool #MA1117	3.50%	06/01/2042	3,950,392
4,796,636	Series Pool #AL1744	6.00%	05/01/2099	5,286,636
606,098	Series Pool #555743	5.00%	09/01/2033	659,726
729,375	Series Pool #735382	5.00%	04/01/2035	793,455
1,822,425	Series Pool #735383	5.00%	04/01/2035	1,982,536
1,388,371	Series Pool #735484	5.00%	05/01/2035	1,510,327
2,898,081	Series Pool #889509	6.00%	05/01/2038	3,194,135
3,937,464	Series Pool #965025	6.50%	09/01/2038	4,474,432
3,005,450	Series Pool #995581	6.00%	01/01/2039	3,309,959
315,324	Series Pool #AH1140	4.50%	12/01/2040	333,013
437,520	Series Pool #AH4437	4.00%	01/01/2041	459,690

Principal Amount/Description		Rate	Maturity	Value
$2,816,582	Series Pool #AH7309	4.00%	02/01/2031	$3,035,002
3,559,550	Series Pool #AI6658	4.00%	08/01/2041	3,739,923
4,968,478	Series Pool #AK4039	4.00%	02/01/2042	5,220,246
2,027,519	Series Pool #MA0264	4.50%	12/01/2029	2,180,228
4,000,270	Series Pool #MA0353	4.50%	03/01/2030	4,312,363
1,618,406	Series Pool #MA0871	4.00%	10/01/2041	1,700,415
4,095,806	Series Pool #MA3894	4.00%	09/01/2031	4,413,427
	Federal National Mortgage Association REMICS
4,661,612	Series 2003-92	5.00%	09/25/2033	5,422,742
567,841	Series 2004-46(b)	5.75%	03/25/2034	76,256
4,345,016	Series 2005-104(b)	6.45%	12/25/2033	488,532
1,477,117	Series 2006-101(b)	6.33%	10/25/2036	222,903
4,083,495	Series 2006-123(b)	6.07%	01/25/2037	706,424
1,016,959	Series 2007-102(b)	6.15%	11/25/2037	161,364
2,305,727	Series 2007-108(b)	6.11%	12/25/2037	371,185
338,816	Series 2007-30(b)	5.86%	04/25/2037	48,010
5,694,902	Series 2007-38(b)	5.83%	05/25/2037	770,327
391,144	Series 2007-51(b)	5.85%	06/25/2037	50,762
802,725	Series 2007-53(b)	5.85%	06/25/2037	111,405
4,656,495	Series 2007-57(b)	6.37%	10/25/2036	660,887
6,413,125	Series 2007-68(b)	6.40%	07/25/2037	930,108
1,458,707	Series 2008-14	5.50%	03/25/2038	1,662,452
4,823,850	Series 2008-3(b)	6.21%	02/25/2038	749,559
5,646,644	Series 2008-56(b)	5.81%	07/25/2038	720,269
1,610,700	Series 2008-81	5.50%	09/25/2038	1,783,536
2,785,421	Series 2009-111	5.00%	01/25/2040	3,136,999
6,236,499	Series 2009-111(b)	6.00%	01/25/2040	794,723
743,769	Series 2009-28(b)	5.75%	04/25/2037	113,158
1,722,808	Series 2009-41	4.50%	06/25/2039	1,849,540
2,992,348	Series 2009-42(b)	5.75%	06/25/2039	381,614
6,475,330	Series 2009-47(b)	5.85%	07/25/2039	837,908
4,175,520	Series 2009-62(b)	5.85%	08/25/2039	513,622
1,400,228	Series 2009-66(b)	5.55%	02/25/2038	191,462
1,893,638	Series 2009-68(b)	5.00%	09/25/2039	199,393
3,762,000	Series 2009-80	4.50%	10/25/2039	4,245,462
334,764	Series 2010-109(b)	52.37%	10/25/2040	460,653
9,471,323	Series 2010-11(b)	4.55%	02/25/2040	900,638
1,539,306	Series 2010-111(b)	5.75%	10/25/2040	211,401
536,192	Series 2010-112	4.00%	10/25/2040	576,858
4,002,855	Series 2010-115(b)	6.35%	11/25/2039	498,532
7,973,024	Series 2010-15(b)	4.70%	03/25/2040	722,571
1,676,340	Series 2010-34(b)	4.68%	04/25/2040	139,153
392,259	Series 2010-4(b)	5.98%	02/25/2040	60,184
1,000,000	Series 2010-58(b)	11.84%	06/25/2040	1,252,777
2,470,230	Series 2010-75	4.50%	07/25/2040	2,713,839
8,371,333	Series 2010-9(b)	4.50%	02/25/2040	738,695
1,407,791	Series 2010-9(b)	5.05%	02/25/2040	154,173
352,844	Series 2010-90(b)	5.75%	08/25/2040	43,033
3,831,773	Series 2011-127	4.00%	12/25/2041	3,813,863
4,590,753	Series 2011-141	4.00%	01/25/2042	4,785,204
500,000	Series 2011-16	3.50%	03/25/2031	535,856
147,432	Series 2011-18(b)	8.99%	03/25/2041	150,339
2,645,508	Series 2011-2	4.00%	02/25/2041	2,875,612
108,833	Series 2011-2(b)	9.12%	02/25/2041	110,856
1,000,000	Series 2011-25	3.00%	04/25/2026	1,055,490

Principal Amount/Description		Rate	Maturity	Value
$500,000	Series 2011-29	3.50%	04/25/2031	$536,140
205,080	Series 2011-35(b)	8.42%	04/25/2041	206,112
320,643	Series 2011-38(b)	8.41%	05/25/2041	325,305
1,200,000	Series 2011-48(b)	8.71%	06/25/2041	1,335,317
8,693,721	Series 2011-5(b)	6.15%	11/25/2040	1,196,682
1,209,809	Series 2011-72	5.50%	04/25/2037	1,473,985
1,860,887	Series 2011-77	4.00%	08/25/2041	1,872,522
80,482	Series 2011-8(b)	9.11%	02/25/2041	82,359
8,046,735	Series 2012-20	3.50%	03/25/2042	7,795,347
9,261,159	Series 2012-29(b)	5.75%	04/25/2042	1,245,357
5,242,560	Series 2012-32	5.00%	04/25/2042	776,030
2,938,148	Series 2012-55(b)	6.59%	05/25/2042	2,953,444
	Government National Mortgage Association
320,523	Series 2004-83(b)	5.84%	10/20/2034	48,243
362,375	Series 2008-6(b)	6.22%	02/20/2038	55,502
344,220	Series 2008-67(b)	5.76%	08/20/2038	48,239
5,151,232	Series 2008-69(b)	7.39%	08/20/2038	892,183
252,166	Series 2009-10(b)	6.41%	02/16/2039	39,683
2,297,078	Series 2009-35	4.50%	05/20/2039	2,644,099
386,326	Series 2009-6(b)	5.71%	02/20/2038	55,612
4,014,759	Series 2009-75	5.00%	09/20/2039	4,671,124
707,370	Series 2010-61(b)	6.31%	09/20/2039	104,665
5,169,181	Series 2010-98	5.95%	03/20/2039	570,895
239,225	Series 2011-12(h)	Zero Coupon%	12/20/2040	201,514
2,644,377	Series 2011-45	4.50%	03/20/2041	3,036,787
4,525,638	Series 2011-69(h)	Zero Coupon%	05/20/2041	4,150,232
2,099,724	Series 2011-71	4.50%	02/20/2041	2,407,672
2,768,267	Series 2011-72(b)	5.91%	05/20/2041	345,435

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $229,979,810)				237,133,032

SHORT TERM SECURITIES - 2.59%
5,900,000	U. S. Treasury Bills, Discount Notes 0.080%, due 09/27/12(i)			5,898,826
24,920,000	U.S. Treasury Bills, Discount Notes 0.032%, due 08/16/12(i)			24,917,719

TOTAL SHORT TERM SECURITIES
(Cost $30,816,563)				30,816,545

TOTAL INVESTMENTS - 90.64%
(Cost $1,049,954,976)				1,076,664,402
CASH - 9.91%				117,763,125
OTHER LIABILITIES IN EXCESS OF ASSETS - (0.55)%				(6,593,663)

NET ASSETS - 100.00%				$1,187,833,864

(a)	Non-income producing security.
(b)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $54,441,920, which represents approximately 4.58% of net assets as of June 30, 2012.

(d)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of June 30, 2012, the aggregate market value of those securities was $32,128,423, representing 2.70% of net assets.

(e)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2012.
(f)	Less than 0.005% of net assets.
(g)	Security is currently in default/non-income producing.
(h)	Zero coupon bond reflects effective yield on the date of purchase.
(i)	Rate Shown represents the bond equivalent yield to maturity at date of purchase.

Common Abbreviations:

Bhd - Berhad, a Malaysian public limited company.

BV - Besloten Vennootschap a Dutch private limited liability company.

CDO - Collateralized Debt Obligation.

JSC - Joint Stock Company.

LLC - Limited Liability Corp.

MLP – Master Limited Partnership.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OJSC - Open Joint Stock Company.

PLC - Public Limited Co.

REMICS - Real Estate Mortgage Investment Conduits.

REREMICS - Re-securitized Real Estate Mortgage Investment Conduits.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV - Sociedad Anonima de Capital Variable, a Spanish term for a publicly-traded company. The term is most common in Mexico.

SAA - Sociedad Anónima Abierta - A publicly traded corporation.

SAB de CV - A variable capital company.

SAC - Sociedad Anónima Cerrada - A privately held corporation.

SARL - Société à responsabilité limitée, is a private limited liability corporate entity.

See Notes to Quarterly Schedules of Investments.

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS

June 30, 2012 (Unaudited)

1. ORGANIZATION

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of RiverNorth Funds (the “Trust” or “Funds”) on July 18, 2006 and commenced investment operations on December 27, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The Strategic Income Fund and the Core Opportunity Fund are the only series currently authorized by the Trustees and issued by the Trust. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (the “Sub-Adviser”). The investment objective of the Strategic Income Fund is current income and overall total return.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedules of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2012.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value as described in Note 3.

SECURITY TRANSACTIONS AND RELATED INCOME: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic and political developments in a specific country or region.

OTHER: The Funds have held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. SECURITIES VALUATION AND FAIR VALUE MANAGEMENT

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, exchange-traded funds, holding and investment management companies, preferred stocks, and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Trust will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. These securities will be classified as Level 2 securities.

Rights are generally valued by using the last sale price, which would result in a classification as a Level 2 security. In the absence of a last sale price, the rights will be fair-valued by the Adviser or Sub-Adviser, which would result in a classification as a Level 3 security.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at June 30, 2012 in valuing the Funds’ assets:

RiverNorth Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$305,587,375	$–	$–	$305,587,375
Mutual Funds	21,216,887	–	–	21,216,887
Exchange-Traded Funds	79,954,862	–	–	79,954,862
Holding & Investment Management Companies	1,324,345	–	–	1,324,345
Preferred Stocks	3,991,608	–	–	3,991,608
Real Estate Investment Trusts	5,305,242	–	–	5,305,242

Total	$417,380,319	$–	$–	$417,380,319

RiverNorth/DoubleLine Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$212,014,048	$–	$–	$212,014,048
Preferred Stocks	15,797,016	–	–	15,797,016
Real Estate Investment Trusts	1,240,743	–	–	1,240,743
Foreign Corporate Bonds	–	66,780,262	–	66,780,262
U.S. Corporate Bonds	–	99,341,859	–	99,341,859
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	18,128,667	–	18,128,667
Non-Agency Collateralized Mortgage Obligations	–	290,701,908	–	290,701,908
U.S. Government Bonds and Notes	–	104,710,322	–	104,710,322
U.S. Government / Agency Mortgage Backed Securities	–	237,133,032	–	237,133,032
Short Term Securities	–	30,816,545	–	30,816,545

Total	$229,051,807	$847,612,595	$–	$1,076,664,402

The Funds did not hold any investments at the beginning or end of the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

There were no significant transfers into and out of Levels 1 and 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of the Levels 1 and 2 at the end of the reporting period.

4. FEDERAL INCOME TAXES

It is the policy of the Core Opportunity Fund and the Strategic Income Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders. In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

As of June 30, 2012, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

RiverNorth Core Opportunity Fund:
Gross appreciation (excess of value over tax cost)	$44,889,748
Gross depreciation (excess of tax cost over value)	(13,028,156)
Net unrealized appreciation	31,861,592
Total cost for federal income tax purposes	$385,518,727

RiverNorth/DoubleLine Strategic Income Fund:
Gross appreciation (excess of value over tax cost)	$35,762,572
Gross depreciation (excess of tax cost over value)	(9,720,373)
Net unrealized appreciation	26,042,199
Total cost for federal income tax purposes	$1,050,622,203

Item 2.	Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date: August 29, 2012

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date: August 29, 2012